Schedule of customer advances (Details) - CAD ($)	Jun. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Customer advances	$ 1,215,262	$ 1,154,191
Customer-related intangible assets [member]
IfrsStatementLineItems [Line Items]
Customer advances	$ 1,215,262	$ 1,154,191